Expense Example - FidelityClimateActionFund-AMCIZPRO - FidelityClimateActionFund-AMCIZPRO - Fidelity Climate Action Fund	Jul. 30, 2024 USD ($)
Fidelity Advisor Climate Action Fund - Class A
Expense Example:
1 year	$ 700
3 years	1,029
5 years	1,393
10 years	2,416
Fidelity Advisor Climate Action Fund - Class M
Expense Example:
1 year	502
3 years	884
5 years	1,302
10 years	2,466
Fidelity Advisor Climate Action Fund - Class C
Expense Example:
1 year	308
3 years	710
5 years	1,253
10 years	2,550
Fidelity Advisor Climate Action Fund - Class I
Expense Example:
1 year	107
3 years	389
5 years	705
10 years	1,599
Fidelity Advisor Climate Action Fund - Class Z
Expense Example:
1 year	92
3 years	355
5 years	653
10 years	$ 1,500